UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21880

Oppenheimer Rochester Michigan Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2012

Item 1. Schedule of Investments.

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–111.1%
Michigan–83.4%
$ 50,000	Barry County, MI Building Authority	5.650%	07/01/2017	$50,017
50,000	Benton Harbor, MI Charter COP	8.000	05/01/2032	33,664
20,000	Cadillac, MI Water Supply System[1]	5.125	09/01/2026	20,063
80,000	Center, MI Academy COP[2]	7.500	10/01/2029	8,800
500,000	Dearborn, MI EDC (Henry Ford Village)	7.125	11/15/2043	525,230
1,500,000	Detroit, MI City School District[1]	5.000	05/01/2033	1,698,825
440,000	Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2018	440,141
200,000	Detroit, MI Downtown Devel. Authority	5.250	07/01/2013	200,436
30,000	Detroit, MI Downtown Devel. Authority	5.250	07/01/2014	30,061
115,000	Detroit, MI GO	5.000	04/01/2014	112,200
120,000	Detroit, MI GO	5.000	04/01/2016	120,116
200,000	Detroit, MI GO	5.000	04/01/2017	200,144
55,000	Detroit, MI GO	5.000	04/01/2019	53,026
40,000	Detroit, MI GO	5.000	04/01/2022	41,263
500,000	Detroit, MI GO1	5.000	11/01/2030	556,955
25,000	Detroit, MI GO	5.125	04/01/2022	23,798
250,000	Detroit, MI GO	5.250	04/01/2014	250,485
100,000	Detroit, MI GO	5.250	04/01/2015	100,182
550,000	Detroit, MI GO	5.250	04/01/2016	521,169
785,000	Detroit, MI GO	5.250	04/01/2024	666,622
500,000	Detroit, MI GO1	5.250	11/01/2035	552,795
180,000	Detroit, MI GO	5.375	04/01/2013	179,753
100,000	Detroit, MI GO	5.375	04/01/2014	99,617
595,000	Detroit, MI GO	5.375	04/01/2015	590,603
160,000	Detroit, MI GO	5.375	04/01/2016	158,258
95,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	85,496
330,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	296,987
130,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	129,903
2,190,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	2,181,503
210,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	204,439
280,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2015	284,906
1,000,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2022	1,101,360

1	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 250,000	Detroit, MI Sewer Disposal System[1]	6.500%	07/01/2024	$298,638
750,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	939,165
1,500,000	Detroit, MI Water and Sewerage Dept.[1]	5.250	07/01/2039	1,621,725
175,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	176,951
190,000	Detroit, MI Water Supply System[1]	5.000	07/01/2030	190,257
1,055,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	1,105,113
100,000	Detroit, MI Water Supply System[1]	5.250	07/01/2016	101,950
1,000,000	Detroit, MI Water Supply System[1]	6.250	07/01/2036	1,165,280
250,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	250,310
50,000	Ferndale, MI GO1	5.000	04/01/2016	50,569
65,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	65,114
15,000	Garden City, MI Hospital Finance Authority (Garden City Hospital Osteopathic)[1]	5.750	09/01/2017	15,019
85,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2022	85,311
25,000	Grand Rapids, MI Building Authority[1]	5.000	10/01/2028	25,074
500,000	Grand Rapids, MI EDC (Ferris State University)[1]	5.500	10/01/2035	556,035
500,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	456,700
100,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	89,230
155,000	Highland Park, MI Building Authority	7.750	05/01/2018	170,539
30,000	Houghton, MI Tax Increment Finance Authority	6.000	05/01/2019	30,209
20,000	Ionia, MI GO	6.750	04/01/2015	20,219
80,000	Ironwood, MI GO1	5.500	06/01/2015	81,718
500,000	Kalamazoo, MI Hospital Finance Authority (BHCG/BLH Obligated Group)[1]	5.125	05/15/2031	550,685
35,000	Melvindale, MI Water Supply & Sewer[1]	5.700	06/01/2016	35,437
1,000,000	MI Building Authority, Series I1	5.000	10/15/2033	1,077,140
700,000	MI Building Authority, Series I1	5.250	10/15/2026	829,178
1,000,000	MI Building Authority, Series II1	5.000	10/15/2029	1,027,380

2	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 85,000	MI Discovery Elementary School COP (Public School Academy)[3]	8.125%	10/01/2031	$7,641
1,000,000	MI Finance Authority (Crittendon Hospital Medical Center)[1]	5.000	06/01/2027	1,100,450
250,000	MI Finance Authority (Hanley Public School)[1]	6.125	09/01/2040	258,540
1,000,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500	12/01/2040	1,047,100
55,000	MI George Washington Carver Public School Academy COP	8.000	09/01/2017	47,471
510,000	MI George Washington Carver Public School Academy COP	8.125	09/01/2030	365,451
185,000	MI HEFA (Kettering University)	5.000	09/01/2031	184,989
20,000	MI HEFA (Kettering University)	5.500	09/01/2015	20,019
1,080,000	MI HEFA (Kettering University)	5.500	09/01/2021	1,080,810
60,000	MI Hospital Finance Authority (AHCG/SVE/SVB Obligated Group)[1]	5.250	11/15/2026	60,766
120,000	MI Hospital Finance Authority (HFHS/HAPM/WH&MC Obligated Group)[1]	5.750	11/15/2039	137,108
10,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[4]	5.000	08/01/2035	10,705,800
25,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	25,041
50,000	MI Hospital Finance Authority (MidMH/MMHDA/MMVNA Obligated Group)[1]	5.125	06/01/2024	50,099
50,000	MI Hospital Finance Authority (MidMH/MMMC/MMRMCC/MMRMCG Obligated Group)[1]	5.000	04/15/2024	50,076
50,000	MI Hospital Finance Authority (MMSV/MMRMC/MMRMCC/MMRMCG Obligated Group)[1]	5.250	06/01/2013	50,173
160,000	MI Hospital Finance Authority (Oakwood/OHP/OH/OUH Obligated Group)	5.000	08/15/2031	160,454
5,000	MI Hospital Finance Authority (St. John Medical Center)[1]	5.250	05/15/2026	5,021
35,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500	01/15/2018	35,096
10,000	MI Hsg. Devel. Authority (Breton Village Green)[1]	5.625	10/15/2018	10,117
95,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	95,228
10,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	10,024
500,000	MI Hsg. Devel. Authority (Danbury Manor)	5.300	06/01/2035	517,160

3	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 500,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.000%	10/01/2045	$546,850
1,000,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.050	10/01/2041	1,086,760
45,000	MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)	8.1265	04/01/2014	41,272
705,000	MI Hsg. Devel. Authority (Single Family Hsg.)[1]	5.500	12/01/2028	765,905
30,000	MI Hsg. Devel. Authority (Walled Lake Villa)	6.000	04/15/2018	30,097
1,000,000	MI Hsg. Devel. Authority (Waverly Lansing)[1]	5.500	02/20/2043	1,042,930
4,000,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	4,027,320
50,000	MI Hsg. Devel. Authority, Series A1	5.625	10/01/2031	55,471
40,000	MI John Tolfree Health System Corp.[1]	5.850	09/15/2013	40,031
5,000	MI Municipal Bond Authority[1]	5.375	11/01/2020	5,007
1,065,000	MI Municipal Bond Authority	5.500	11/01/2020	1,082,551
10,000	MI Municipal Bond Authority	5.700	11/01/2014	10,033
200,000	MI Municipal Bond Authority	6.000	11/01/2020	200,960
60,000	MI New Beginnings Academy COP	8.000	02/01/2032	43,845
125,000	MI Pansophia Academy COP	7.000	06/01/2029	80,206
500,000	MI Public Educational Facilities Authority (Landmark Academy)[1]	6.625	06/01/2030	531,725
200,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	201,686
500,000	MI Public Power Agency[1]	5.000	01/01/2043	534,555
20,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.300	09/01/2030	20,042
50,000	MI Strategic Fund Limited Obligation (Dow Chemical Company)[1]	5.500	12/01/2028	50,923
845,892	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850	08/31/2027	637,845
1,824,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875	08/31/2028	1,839,881
80,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	74,416
3,100,000	MI Tobacco Settlement Finance Authority[1]	6.000	06/01/2048	2,866,043
75,650,000	MI Tobacco Settlement Finance Authority	7.2495	06/01/2052	1,116,594
1,000,000	Michigan State University[1]	5.000	02/15/2044	1,103,410
10,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	10,030

4	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 50,000	New Buffalo, MI GO	5.300%	04/01/2014	$50,427
75,000	Oceola Township, MI GO1	5.000	05/01/2022	75,572
25,000	Ottawa County, MI (Grand Haven Township System Extensions)[1]	5.750	07/01/2015	25,683
25,000	Ottawa County, MI (Jamestown Township System Extension No. 1)[1]	5.900	05/01/2015	25,469
50,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	48,192
175,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	169,416
500,000	Port Huron, MI Water Supply System[1]	5.250	10/01/2031	558,440
285,000	Renaissance, MI Public School Academy[1]	5.500	05/01/2027	289,970
500,000	Renaissance, MI Public School Academy[1]	6.000	05/01/2037	508,885
790,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	8.250	09/01/2039	1,011,484
15,000	Saginaw County, MI (Williamson Acres Drain)[1]	5.000	06/01/2018	15,215
20,000	Scio Township, MI Building Authority	5.650	05/01/2016	20,230
25,000	Scio Township, MI Building Authority	5.650	05/01/2017	25,273
1,000,000	Star International Academy, MI (Public School Academy)[1]	5.000	03/01/2033	1,027,600
10,000	Star International Academy, MI COP[1]	8.000	03/01/2033	10,322
500,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	535,345
1,010,000	Wayne County, MI Building Authority	5.250	06/01/2016	1,014,121
20,000	Wayne County, MI Community College[1]	5.500	07/01/2019	20,346
1,000,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2023	1,058,140
215,000	Wayne, MI Charter County Airport (Hotel-Detroit Metropolitan Airport)[1]	5.000	12/01/2030	215,049
485,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000	12/01/2029	444,270
2,275,000	Wayne, MI Charter County GO1	6.750	11/01/2039	2,625,168

				66,379,402

5	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions–27.7%
$1,000,000	Guam Government Business Privilege[1]	5.000%	01/01/2037	$1,107,220
250,000	Guam Government Business Privilege[1]	5.250	01/01/2036	282,395
30,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	31,233
850,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2042	779,289
750,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	739,823
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	1,067,260
770,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	770,724
545,000	Puerto Rico Commonwealth GO1	5.000	07/01/2033	522,410
445,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	451,417
750,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	791,573
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	510,090
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000	07/01/2032	248,615
750,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	769,388
5,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	4,934
250,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2030	261,633
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	762,675
60,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000	07/01/2042	55,277
15,000	Puerto Rico IMEPCF (American Airlines)[3]	6.450	12/01/2025	10,536
110,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	113,179
700,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	731,710
1,855,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	1,914,230
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750	06/01/2029	60,836
550,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	550,182

6	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
$ 15,000	Puerto Rico Municipal Finance Agency, Series A1	5.250%	08/01/2020	$15,017
100,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	100,391
10,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	10,001
500,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	499,965
500,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2031	561,585
2,100,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	2,307,312
500,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	539,705
250,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	268,413
1,700,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	1,723,120
750,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	834,390
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.0006	08/01/2032	1,023,980
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	1,090,830
300,000	V.I. Water & Power Authority	5.500	07/01/2017	300,687
250,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	258,953

				22,070,978

Total Investments, at Value (Cost $87,764,501)–111.1%				88,450,380

Liabilities in Excess of Other Assets–(11.1)				(8,829,614)

Net Assets–100.0%				$79,620,766

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	Zero coupon bond reflects effective yield on the date of purchase.
6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:

AHCG	Ascension Health Credit Group
BHCG	Bronson Healthcare Group
BLH	Bronson Lakeview Hospital
COP	Certificates of Participation
EDC	Economic Devel. Corp.
FHA	Federal Housing Agency/Authority
GO	General Obligation
HAPM	Health Alliance Plan of Michigan
HEFA	Higher Education Facilities Authority
HFHS	Henry Ford Health System
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MMHDA	MidMichigan Health Development Associates
MMMC	MidMichigan Medical Center
MMRMC	Mid Michigan Regional Medical Center
MMRMCC	Mid Michigan Regional Medical Center-Clare
MMRMCG	Mid Michigan Regional Medical Center-Gladwin
MMSV	Mid Michigan Stratford Village
MMVNA	MidMichigan Visiting Nurse Associates
MidMH	MidMichigan Health
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OUH	Oakwood United Hospitals
ROLs	Residual Option Longs
SVB	St. Vincent’s Blount
SVE	St. Vincent’s East
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
WH&MC	Wyandotte Hospital & Medical Center

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically,

8	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount

9	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

10	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $5,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2012, municipal bond holdings with a value of $10,705,800 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $5,000,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$5,000,000	MI Hospital Finance Authority ROLs[3]	8.022%	8/1/35	$5,705,800

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

11	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $5,000,000 as of December 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2012 is as follows:

Cost	$94,812
Market Value	$18,177
Market Value as a % of Net Assets	0.02%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established

12	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

13	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

14	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Michigan	$—	$66,379,402	$—	$66,379,402
U.S. Possessions	—	22,070,978	—	22,070,978

Total Assets	$—	$88,450,380	$—	$88,450,380

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

15	Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$82,754,667	[1]

Gross unrealized appreciation	$5,002,226
Gross unrealized depreciation	(4,316,347)

Net unrealized appreciation	$685,879

1.	The Federal tax cost of securities does not include cost of $5,009,834, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

16	Oppenheimer Rochester Michigan Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2013